Related Party Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Related Party Transactions
Related Party Transaction, Expenses from Transactions with Related Party	$ 0.5	$ 5.2	$ 8.1
Fees incurred on behalf of and due from related party	0.5
Accounts Payable, Related Parties	0.1	1.3
Ralcorp [Member]
Related Party Transactions
Total allocated costs reported in selling, general and administrative expenses			4.6
Net sales, related party transactions	13.6	15.3	16.7
Fees paid to related party for procurement services	0.2
Discount factor on sale of receivables to related party	1.18%
Discount on receivables sold to related party			3.3
Servicing fee income from related party			0.8
Separation related expenses	$ 2.6	$ 8.9	$ 12.5